ORGANIZATION AND PRINCIPAL ACTIVITIES (Details Narrative) - $ / shares	Jun. 22, 2023	Sep. 30, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Initial share capital		3,524
Initial share capital per share		0.001
Shares issued price per share	$ 0.000000430108
Common Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares issued price per share	$ 0.001
Shares issued	2,325